SCHEDULE OF COMPONENTS OF LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases
Operating lease expense	$ 81,966	$ 52,432
Amortization of right-of-use assets	1,546,442	1,300,302
Interest on lease liabilities	185,166	171,339
Total finance lease expense	$ 1,731,608	$ 1,471,641